Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ (1,220,276)	$ 230,021	$ 354,859
Other comprehensive (loss)/ income, net of tax
Foreign currency translation adjustment	(118,872)	327,236	(67,529)
Purchase of non-controlling interests		59
Unrealized gain/(loss) on available-for-sale investments, net of tax effect of US$60, US$4,014 and US$1,316 for the years ended May 31, 2020, 2021 and 2022, respectively	(12,896)	27,318	(748)
Other comprehensive (loss)/ income, net of tax	(131,768)	354,613	(68,277)
Comprehensive income/(loss)	(1,352,044)	584,634	286,582
Comprehensive loss attributable to non-controlling interests	(31,539)	(102,445)	(58,891)
Comprehensive income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ (1,320,505)	$ 687,079	$ 345,473